Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019	December 31, 2018
NET LIABILITY AT BEGINNING OF PERIOD	(8,094)	(4,336)	(3,984)
Recognized in profit or loss	653	(2,589)	(616)
Recognized in other comprehensive income	(97)	(1,223)	120
Foreign currency translation differences	(449)	54	144
NET LIABILITY AT END OF PERIOD	(7,987)	(8,094)	(4,336)

Present value of funded obligation	(5,074)	(4,298)	(3,538)
Fair value of plan assets	3,940	3,241	2,970
	(1,134)	(1,057)	(568)
Present value of unfunded obligations	(6,853)	(7,037)	(3,768)
NET LIABILITY	(7,987)	(8,094)	(4,336)

Amounts in the balance sheet:
Liabilities	(7,987)	(8,094)	(4,336)
Assets	—	—	—
NET LIABILITY	(7,987)	(8,094)	(4,336)